Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 448,626		$ 126,053
Cash equivalents	0		99,992
Total cash and cash equivalents	$ 448,626	$ 376,163	$ 226,045	$ 235,446	$ 191,162	$ 192,683